Lease (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Future lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2023 were as follows:

	For the year ended December 31,
	RMB	US$
2024	14,426	2,032
2025	12,103	1,705
2026	5,969	841
2027	—	—
2028	—	—
Total future lease payments	32,498	4,577
Less: imputed interest	1,504	212
Total lease liability balance	30,994	4,365